SCHEDULE OF BASIC AND DILUTIVE SHARES (Details) - shares	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022
Share-Based Payment Arrangement [Abstract]
Basic weighted average common shares outstanding	9,095,504	4,220,259	7,341,204	4,864,540	3,726,259	2,699,210	2,811,872	1,614,506
Effect of dilutive stock options								8,891
Diluted weighted average of common shares outstanding	9,095,504	4,220,259	7,341,204	4,864,540	3,726,259	2,699,210	2,811,872	1,623,397